Property, plant and equipment (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	£ 4,619
End of period	8,740	£ 4,619
Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	1,973
End of period	637	1,973
Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	1,541
End of period	4,807	1,541
Fixtures and fittings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	79
End of period	243	79
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	778
End of period	2,506	778
Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	248
End of period	547	248
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	5,653	2,678
Additions		2,975
Reclassification of assets under construction		0
End of period		5,653
Cost | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	1,973	165
Additions		1,973
Reclassification of assets under construction		(165)
End of period		1,973
Cost | Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	2,058	1,081
Additions		812
Reclassification of assets under construction		165
End of period		2,058
Cost | Fixtures and fittings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	135	128
Additions		7
Reclassification of assets under construction		0
End of period		135
Cost | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	1,140	1,140
Additions		0
Reclassification of assets under construction		0
End of period		1,140
Cost | Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	347	164
Additions		183
Reclassification of assets under construction		0
End of period		347
Additions
Reconciliation of changes in property, plant and equipment [abstract]
Additions	5,183
Acquired on acquisition of subsidiary	373
Reclassification of assets under construction	0
Foreign currency translation	(5)
End of period	11,204
Additions | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Additions	631
Acquired on acquisition of subsidiary	0
Reclassification of assets under construction	(1,967)
Foreign currency translation	0
End of period	637
Additions | Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Additions	3,703
Acquired on acquisition of subsidiary	348
Reclassification of assets under construction	0
Foreign currency translation	(1)
End of period	6,108
Additions | Fixtures and fittings
Reconciliation of changes in property, plant and equipment [abstract]
Additions	189
Acquired on acquisition of subsidiary	25
Reclassification of assets under construction	0
Foreign currency translation	(4)
End of period	345
Additions | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Additions	228
Acquired on acquisition of subsidiary	0
Reclassification of assets under construction	1,967
Foreign currency translation	0
End of period	3,335
Additions | Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Additions	432
Acquired on acquisition of subsidiary	0
Reclassification of assets under construction	0
Foreign currency translation	0
End of period	779
Accumulated Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(1,034)	(431)
Foreign currency translation	(2)
End of period	(2,464)	(1,034)
Accumulated Depreciation | R&D expenses
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation charge	786	311
Accumulated Depreciation | G&A expenses
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation charge	646	292
Accumulated Depreciation | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	0	0
Foreign currency translation	0
End of period	0	0
Accumulated Depreciation | Assets under construction | R&D expenses
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation charge	0	0
Accumulated Depreciation | Assets under construction | G&A expenses
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation charge	0	0
Accumulated Depreciation | Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(517)	(206)
Foreign currency translation	(2)
End of period	(1,301)	(517)
Accumulated Depreciation | Plant and equipment | R&D expenses
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation charge	786	311
Accumulated Depreciation | Plant and equipment | G&A expenses
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation charge	0	0
Accumulated Depreciation | Fixtures and fittings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(56)	(31)
Foreign currency translation	0
End of period	(102)	(56)
Accumulated Depreciation | Fixtures and fittings | R&D expenses
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation charge	0	0
Accumulated Depreciation | Fixtures and fittings | G&A expenses
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation charge	46	25
Accumulated Depreciation | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(362)	(149)
Foreign currency translation	0
End of period	(829)	(362)
Accumulated Depreciation | Leasehold improvements | R&D expenses
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation charge	0	0
Accumulated Depreciation | Leasehold improvements | G&A expenses
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation charge	467	213
Accumulated Depreciation | Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(99)	(45)
Foreign currency translation	0
End of period	(232)	(99)
Accumulated Depreciation | Computer equipment | R&D expenses
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation charge	0	0
Accumulated Depreciation | Computer equipment | G&A expenses
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation charge	£ 133	£ 54